NET LOSS PER SHARE - Additional Information (Details) - USD ($) $ in Thousands	5 Months Ended	12 Months Ended
	Nov. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Dividends declared		$ 0	$ 0	$ 0
Dividends paid		0	0	0
Preferred dividends declared or accumulated		$ 0
Proceeds from issuance of convertible notes			$ 178,200	$ 20,000
Convertible Notes
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Proceeds from issuance of convertible notes	$ 178,200